Investments in equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Debt securities, available for sale, cumulative amount advanced under subscription agreements	$ 10,800	$ 13,100	$ 14,000
Decrease in fair value	13,900	(3,300)	200
Carrying value of subscriptions	79,500	54,400	46,800
Commitment to acquire future investments	137,100	102,200	66,400
Investments in equity securities recorded at cost	2,500	3,500	0
Payment for investments	0	1,500	0
Impairment charge related to equity securities	1,000	0	0
Available for sale investments	$ 0	$ 0	$ 1,954